Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	19. SUPPLEMENTAL CASH FLOW INFORMATION
	2017	2016
Net interest received in cash, included in operations	$(382)	$(206)
Taxes paid	6,549	5,699
Patent acquisition liability	10	1,000